Biological Assets (Tables)	12 Months Ended
Jun. 30, 2022
Agriculture [Abstract]
Inputs and Assumptions Used in Determining the Fair Value of Biological Assets

Accounting Policy

The Company defines biological assets as cannabis plants up to the point of harvest. Biological assets are measured at fair value less costs to sell at the end of each reporting period in accordance with IAS 41 - Agriculture using the income approach. The Company utilizes an income approach to determine the fair value less cost to sell at a specific measurement date, based on the existing cannabis plants’ stage of completion up to the point of harvest. The stage of completion is determined based on the specific date of clipping the mother plant, the period-end reporting date, the average growth rate for the strain and facility environment and is calculated on a weighted average basis for the number of plants in the specific lot. The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of biological assets:

Inputs and assumptions	Description	Correlation between inputs and fair value
Average selling price per gram	Represents the average selling price per gram of dried cannabis net of excise taxes, where applicable, for the period for all strains of cannabis sold, which is expected to approximate future selling prices.	If the average selling price per gram were higher (lower), estimated fair value would increase (decrease).
Average attrition rate	Represents the weighted average number of plants culled at each stage of production.	If the average attrition rate was lower (higher), estimated fair value would increase (decrease).
Weighted average yield per plant	Represents the weighted average number of grams of dried cannabis inventory expected to be harvested from each cannabis plant.	If the weighted average yield per plant was higher (lower), estimated fair value would increase (decrease).
Cost per gram to complete production	Based on actual production costs incurred divided by the grams produced in the period.	If the cost per gram to complete production was lower (higher), estimated fair value would increase (decrease).
Weighted average effective yield	Represents the estimated percentage of harvested product that meets specifications in order to be sold as a dried cannabis product.	If the weighted average effective yield were higher (lower), the estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the weighted average number of days in production over a total average grow cycle of approximately twelve weeks.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).
Production costs are capitalized to biological assets and include all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labor, growing materials, as well as indirect costs such as indirect labor and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.
The following table outlines the key assumptions used in calculating the recoverable amount for each CGU and operating segment tested for impairment as at June 30, 2022 and 2021:

	Indefinite Life Intangible Impairment Testing		Goodwill Impairment Testing
	Canadian Cannabis CGU	European Cannabis CGU	Canadian Cannabis Operating Segment	International Cannabis Operating Segment
June 30, 2022
Terminal value growth rate	3.0%	3.0%	3.0%	3.0%
Discount rate	15.0%	16.0%	15.0%	16.0%
Budgeted revenue growth rate (average of next 4 years)	18.1%	23.1%	18.2%	23.7%
Fair value less cost to dispose	$319,828	$48,052	$264,829	$69,021

	Canadian Cannabis CGU	European Cannabis CGU	Cannabis Operating Segment	U.S. CBD CGU
June 30. 2021 (1)
Terminal value growth rate	3.0%	3.0%	3.0%	3.0%
Discount rate	13.8%	14.5%	14.0%	14.8%
Budgeted revenue growth rate (average of next 4 years)	53.4%	60.8%	53.7%	47.4%
Fair value less cost to dispose	$1,587,207	$183,480	$1,915,366	$4,368
(1) Reflects the Canadian Cannabis CGU and Cannabis Operating Segment prior to the operating segment reorganization as at July 1, 2021 (Note 27).
The following table outlines the key assumptions used in calculating the recoverable amount for each CGU and operating segment tested for impairment as at March 31, 2022:

	Canadian Cannabis CGU	Canadian Cannabis Operating Segment
March 31, 2022
Terminal value growth rate	3.0%	3.0%
Discount rate	13.0%	13.0%
Budgeted revenue growth rate (average of next 4.25 years)	33.4%	33.4%
Fair value less cost to dispose	$711,158	$634,861

Significant Unobservable Assumptions Used in the Valuation of Biological Assets, Including Sensitivities
The following table highlights the sensitivities and impact of changes in significant assumptions on the fair value of biological assets grown at indoor facilities:

Significant inputs & assumptions	Range of inputs		Sensitivity	Impact on fair value
	June 30, 2022	June 30, 2021		June 30, 2022	June 30, 2021
Average selling price per gram	$5.18	$4.70	Increase or decrease of $1.00 per gram	$9,813	$5,067
Weighted average yield (grams per plant)	39.16	30.69	Increase or decrease by 5 grams per plant	$3,219	$3,337
Weighted average effective yield	89%	84%	Increase of decrease by 5%	$1,104	$890
Cost per gram to complete production	$1.52	$1.72	Increase or decrease of $1.00 per gram	$6,607	$6,323

Changes in Carrying Value of Biological Assets
The changes in the carrying value of biological assets during the period are as follows:

	June 30, 2022	June 30, 2021
	$	$
Opening balance	20,250	18,157
Production costs capitalized	79,620	49,249
Biological assets acquired through business combinations (Note 13)	232	—
Sale of biological assets	(387)	—
Foreign currency translation	(1,233)	—
Changes in fair value less cost to sell due to biological transformation	118,671	109,178
Transferred to inventory upon harvest	(193,326)	(156,334)
Ending balance	23,827	20,250